Segment Information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information (Details) [Line Items]
Number of reportable operating segments	2	2
Unrecognised share of losses of joint ventures	¥ 997,000
Cumulative unrecognised share of losses of joint ventures			¥ 997,000
Percentage of revenue from external customers	10.00%	10.00%
Percentage of non-current assets	90.00%	90.00%
PRC [Member]
Segment Information (Details) [Line Items]
Percentage of revenue from external customers	90.00%	90.00%